Significant Equity Transactions - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($) shares Vote	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class A Ordinary Shares
Significant Equity Transactions [Line Items]
Shares issued in IPO	18,700,000	18,700,000
Preferred shares, conversion basis	one-for-one basis
Preferred shares conversion ratio	100.00%
Shares issued upon conversion of preferred shares	20,336,100	29,336,099	9,519,000
Number of voting rights | Vote	1
Class A Ordinary Shares | Average Basis
Significant Equity Transactions [Line Items]
Preferred shares, conversion basis	1-for-1.13
Preferred shares conversion ratio	113.00%
Shares issued upon conversion of preferred shares	8,999,999
Class A1 Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares	9,519,000
Class A2 Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares	10,817,100
Series A Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares	7,938,915	(7,938,915)
Shares issued upon conversion of preferred shares			7,938,915
Class B Ordinary Shares
Significant Equity Transactions [Line Items]
Number of voting rights | Vote	10
American Depositary Shares ("ADS") | Initial Public Offering
Significant Equity Transactions [Line Items]
Shares issued in IPO	4,675,000
Net proceeds from IPO | $	$ 35.0
American Depositary Shares ("ADS") | Underwriters' Over Allotment Option
Significant Equity Transactions [Line Items]
Shares issued in IPO	300,000
American Depositary Shares ("ADS") | Class A Ordinary Shares
Significant Equity Transactions [Line Items]
Number of ordinary shares representing for each American Depositary shares	4